Investment Securities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($) security	Dec. 31, 2013 USD ($)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Proceeds from sales of investment securities available for sale	$ 82,700,000	$ 175,800,000	$ 39,100,000
Net realized gains	238,000	306,000	$ 781,000
Equity securities unrealized losses	$ 1,578,000	1,913,000
Number of securities other-than-temporarily impaired | security	0
Equity securities, other-than-temporarily impaired	$ 0
Investment in Federal Home Loan Bank stock	2,900,000
Impairment losses on investment in FHLB Stock	0
Investment in FRB and other restricted stock totaled	7,000,000
Impairment losses related to restricted equity securities	0
Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Equity securities unrealized losses	$ 1,600,000	$ 1,900,000
Corporate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Number of securities in unrealized loss position | security	4	5
Mortgage-backed securities - Agency
Schedule of Trading Securities and Other Trading Assets [Line Items]
Number of securities in unrealized loss position | security	23	12
Equity securities unrealized losses	$ 279,000	$ 213,000
Asset-backed securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Number of securities in unrealized loss position | security	9	18
Equity securities unrealized losses	$ 495,000	$ 1,148,000
Equity securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Equity securities unrealized losses		$ 9,000